UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 108.5%

Equity Funds — 46.9%
iShares Edge MSCI Min Vol EAFE ETF	36,151	$2,723,255
iShares Edge MSCI Min Vol USA ETF	49,353	2,695,661
iShares Edge MSCI Multifactor Intl ETF	10,120	308,053
iShares Edge MSCI Multifactor USA Small-Cap ETF	15,400	624,316
iShares Global REIT ETF	2,740	70,390

		6,421,675

Fixed Income Funds — 53.3%
iShares 20+ Year Treasury Bond ETF(a)	9,393	1,152,803
iShares Edge U.S. Fixed Income Balanced Risk ETF	49,993	4,964,805
iShares TIPS Bond ETF	10,472	1,184,488

		7,302,096

Short-Term Securities — 8.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(b)	40,065	40,065
SL Liquidity Series LLC, Money Market Series, 1.59%(b)(c)	1,102,123	1,102,123

		1,142,188

Total Affiliated Investment Companies — 108.5% (Cost: $13,637,176)		14,865,959
Liabilities in Excess of Other Assets — (8.5)%		(1,161,612)

Net Assets — 100.0%		$13,704,347

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	60,307	—		(20,242	)(b)	40,065	$ 40,065	$ 116		$ —	$ —
iShares 20+ Year Treasury Bond ETF	10,598	995		(2,200)		9,393	1,152,803	8,338		3,224	(16,837)
iShares Edge MSCI Min Vol EAFE ETF	43,451	2,100		(9,400)		36,151	2,723,255	17,624		78,859	61,427
iShares Edge MSCI Min Vol USA ETF	60,303	2,950		(13,900)		49,353	2,695,661	15,052		88,922	91,626
iShares Edge MSCI Multifactor Intl ETF	11,450	270		(1,600)		10,120	308,053	6,032		8,849	11,513
iShares Edge MSCI Multifactor USA Small-Cap ETF	18,000	—		(2,600)		15,400	624,316	2,784		15,061	14,114
iShares Edge U.S. Fixed Income Balanced Risk ETF	56,113	3,680		(9,800)		49,993	4,964,805	26,544		3,574	(85,085)
iShares Global REIT ETF	3,140	—		(400)		2,740	70,390	795		689	717
iShares TIPS Bond ETF	11,922	1,070		(2,520)		10,472	1,184,488	10,556		696	(7,718)
SL Liquidity Series, LLC, Money Market Series	—	1,102,123	(c)	—		1,102,123	1,102,123	1,001	(d)	(425)	1

							$14,865,959	$88,842		$199,449	$ 69,758

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta Retirement Fund

Portfolio Abbreviation

ETF        Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$6,421,675	$—	$—	$6,421,675
Fixed Income Funds(a)	7,302,096	—	—	7,302,096
Short-Term Securities	40,065	—	—	40,065

Subtotal	$13,763,836	$—	$—	$13,763,836

Investments Valued at NAV(b)				1,102,123

Total Investments				$14,865,959

(a)	See above Schedule of Investments for values in each security type.
(b)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta 2020 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 107.4%

Equity Funds — 54.9%
iShares Edge MSCI Min Vol EAFE ETF	64,438	$4,854,115
iShares Edge MSCI Min Vol USA ETF	85,592	4,675,035
iShares Edge MSCI Multifactor Intl ETF	97,174	2,957,977
iShares Edge MSCI Multifactor USA ETF	1,500	49,605
iShares Edge MSCI Multifactor USA Small-Cap ETF	25,600	1,037,824
iShares Global REIT ETF	20,990	539,233

		14,113,789

Fixed Income Funds — 44.8%
iShares 20+ Year Treasury Bond ETF(a)	16,509	2,026,150
iShares Edge U.S. Fixed Income Balanced Risk ETF	76,340	7,581,325
iShares TIPS Bond ETF	16,866	1,907,713

		11,515,188

Short-Term Securities — 7.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(b)	54,486	54,486
SL Liquidity Series LLC, Money Market Series, 1.59%(b)(c)	1,938,443	1,938,443

		1,992,929

Total Affiliated Investment Companies — 107.4% (Cost: $24,846,673)		27,621,906
Liabilities in Excess of Other Assets — (7.4)%		(1,894,678)

Net Assets — 100.0%		$25,727,228

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	99,722	—		(45,236	)(b)	54,486	$54,486	$161		$ —	$ —
iShares 20+ Year Treasury Bond ETF	16,154	1,205		(850)		16,509	2,026,150	12,684		(222)	(26,889)
iShares Edge MSCI Min Vol EAFE ETF	68,008	1,930		(5,500)		64,438	4,854,115	26,953		30,755	208,082
iShares Edge MSCI Min Vol USA ETF	93,562	3,130		(11,100)		85,592	4,675,035	23,184		68,722	229,829
iShares Edge MSCI Multifactor Intl ETF	104,374	2,200		(9,400)		97,174	2,957,977	54,332		55,276	143,290
iShares Edge MSCI Multifactor USA ETF	1,400	100		—		1,500	49,605	218		—	3,251
iShares Edge MSCI Multifactor USA Small-Cap ETF	26,100	—		(500)		25,600	1,037,824	4,038		2,882	41,653
iShares Edge U.S. Fixed Income Balanced Risk ETF	73,740	5,700		(3,100)		76,340	7,581,325	34,841		(2,393)	(110,089)
iShares Global REIT ETF	21,340	950		(1,300)		20,990	539,233	5,566		111	8,140
iShares TIPS Bond ETF	16,646	1,480		(1,260)		16,866	1,907,713	14,640		(157)	(11,096)
SL Liquidity Series, LLC, Money Market Series	—	1,938,443	(c)	—		1,938,443	1,938,443	1,448	(d)	(106)	194

							$27,621,906	$178,065		$154,868	$ 486,365

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta 2020 Fund

Portfolio Abbreviation

ETF        Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$14,113,789	$—	$—	$14,113,789
Fixed Income Funds(a)	11,515,188	—	—	11,515,188
Short-Term Securities	54,486	—	—	54,486

Subtotal	$25,683,463	$—	$—	$25,683,463

Investments Valued at NAV(b)				1,938,443

Total Investments				$27,621,906

(a)	See above Schedule of Investments for values in each security type.
(b)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 106.3%

Equity Funds — 67.9%
iShares Edge MSCI Min Vol EAFE ETF	63,525	$4,785,338
iShares Edge MSCI Min Vol USA ETF	76,965	4,203,828
iShares Edge MSCI Multifactor Intl ETF	143,512	4,368,505
iShares Edge MSCI Multifactor USA ETF	53,974	1,784,920
iShares Edge MSCI Multifactor USA Small-Cap ETF	20,812	843,719
iShares Global REIT ETF	51,994	1,335,726

		17,322,036

Fixed Income Funds — 31.7%
iShares 20+ Year Treasury Bond ETF(a)	14,227	1,746,080
iShares Edge U.S. Fixed Income Balanced Risk ETF	49,667	4,932,430
iShares TIPS Bond ETF	12,473	1,410,821

		8,089,331

Short-Term Securities — 6.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21% (b)	70,248	70,248
SL Liquidity Series LLC, Money Market Series, 1.59%(b)(c)	1,644,872	1,644,872

		1,715,120

Total Affiliated Investment Companies — 106.3% (Cost: $23,711,491)		27,126,487
Liabilities in Excess of Other Assets — (6.3)%		(1,610,274)

Net Assets — 100.0%		$25,516,213

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	80,353	—		(10,105	)(b)	70,248	$70,248	$222		$—	$—
iShares 20+ Year Treasury Bond ETF	16,512	1,765		(4,050)		14,227	1,746,080	12,983		10,167	(29,387)
iShares Edge MSCI Min Vol EAFE ETF	79,035	3,890		(19,400)		63,525	4,785,338	31,696		112,274	137,781
iShares Edge MSCI Min Vol USA ETF	99,375	4,090		(26,500)		76,965	4,203,828	24,826		167,143	120,901
iShares Edge MSCI Multifactor Intl ETF	181,012	4,900		(42,400)		143,512	4,368,505	95,617		228,643	73,222
iShares Edge MSCI Multifactor USA ETF	71,344	2,130		(19,500)		53,974	1,784,920	11,118		87,184	56,708
iShares Edge MSCI Multifactor USA Small-Cap ETF	24,312	—		(3,500)		20,812	843,719	3,761		17,578	21,565
iShares Edge U.S. Fixed Income Balanced Risk ETF	57,627	4,040		(12,000)		49,667	4,932,430	27,115		(6,476)	(76,081)
iShares Global REIT ETF	66,294	2,400		(16,700)		51,994	1,335,726	16,987		16,691	15,318
iShares TIPS Bond ETF	14,513	2,060		(4,100)		12,473	1,410,821	12,773		589	(9,053)
SL Liquidity Series, LLC, Money Market Series	281,059	1,363,813	(c)	—		1,644,872	1,644,872	1,305	(d)	(318)	1

							$27,126,487	$238,403		$633,475	$310,975

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta 2025 Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$17,322,036	$—	$—	$17,322,036
Fixed Income Funds(a)	8,089,331	—	—	8,089,331
Short-Term Securities	70,248	—	—	70,248

Subtotal	$25,481,615	$—	$—	$25,481,615

Investments Valued at NAV(b)				1,644,872

Total Investments				$27,126,487

(a)	See above Schedule of Investments for values in each security type.
(b)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 105.6%

Equity Funds — 78.6%
iShares Edge MSCI Min Vol EAFE ETF	54,814	$4,129,139
iShares Edge MSCI Min Vol USA ETF	72,023	3,933,896
iShares Edge MSCI Multifactor Intl ETF	162,360	4,942,238
iShares Edge MSCI Multifactor USA ETF	121,809	4,028,224
iShares Edge MSCI Multifactor USA Small-Cap ETF	14,700	595,938
iShares Global REIT ETF	77,613	1,993,878

		19,623,313

Fixed Income Funds — 21.4%
iShares 20+ Year Treasury Bond ETF(a)	11,812	1,449,687
iShares Edge U.S. Fixed Income Balanced Risk ETF	29,234	2,903,229
iShares TIPS Bond ETF	8,794	994,689

		5,347,605

Short-Term Securities — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(b)	50,326	50,326
SL Liquidity Series LLC, Money Market Series, 1.59%(b)(c)	1,360,248	1,360,248

		1,410,574

Total Affiliated Investment Companies — 105.6% (Cost: $22,563,301)		26,381,492
Liabilities in Excess of Other Assets — (5.6)%		(1,407,819)

Net Assets — 100.0%		$24,973,673

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	108,965	—		(58,639	)(b)	50,326	$50,326	$151		$ —	$ —
iShares 20+ Year Treasury Bond ETF	11,222	1,250		(660)		11,812	1,449,687	8,705		(275)	(18,938)
iShares Edge MSCI Min Vol EAFE ETF	57,244	1,870		(4,300)		54,814	4,129,139	22,493		10,366	187,550
iShares Edge MSCI Min Vol USA ETF	77,103	2,720		(7,800)		72,023	3,933,896	18,761		19,976	224,300
iShares Edge MSCI Multifactor Intl ETF	172,660	4,500		(14,800)		162,360	4,942,238	89,829		72,884	252,268
iShares Edge MSCI Multifactor USA ETF	131,229	3,880		(13,300)		121,809	4,028,224	20,239		38,767	252,332
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,700	1,000		—		14,700	595,938	2,119		—	23,559
iShares Edge U.S. Fixed Income Balanced Risk ETF	27,714	2,320		(800)		29,234	2,903,229	13,063		(796)	(41,976)
iShares Global REIT ETF	79,643	2,970		(5,000)		77,613	1,993,878	20,306		1,010	30,741
iShares TIPS Bond ETF	8,384	1,320		(910)		8,794	994,689	7,306		(291)	(5,324)
SL Liquidity Series, LLC, Money Market Series	—	1,360,248	(c)	—		1,360,248	1,360,248	909	(d)	(240)	1

							$26,381,492	$203,881		$141,401	$ 904,513

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta 2030 Fund

Portfolio Abbreviation

ETF      Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$19,623,313	$—	$—	$19,623,313
Fixed Income Funds(a)	5,347,605	—	—	5,347,605
Short-Term Securities	50,326	—	—	50,326

Subtotal	$25,021,244	$—	$—	$25,021,244

Investments Valued at NAV(b)				1,360,248

Total Investments				$26,381,492

(a)	See above Schedule of Investments for values in each security type.
(b)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 104.9%

Equity Funds — 88.1%
iShares Edge MSCI Min Vol EAFE ETF	28,700	$2,161,971
iShares Edge MSCI Min Vol USA ETF	40,973	2,237,945
iShares Edge MSCI Multifactor Intl ETF	107,909	3,284,750
iShares Edge MSCI Multifactor USA ETF	130,871	4,327,904
iShares Edge MSCI Multifactor USA Small-Cap ETF	7,600	308,104
iShares Global REIT ETF	67,030	1,722,001

		14,042,675

Fixed Income Funds — 11.9%
iShares 20+ Year Treasury Bond ETF(a)	5,901	724,230
iShares Edge U.S. Fixed Income Balanced Risk ETF	7,998	794,281
iShares TIPS Bond ETF	3,377	381,972

		1,900,483

Short-Term Securities — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(b)	110,281	110,281
SL Liquidity Series LLC, Money Market Series, 1.59%(b)(c)	678,249	678,249

		788,530

Total Affiliated Investment Companies — 104.9% (Cost: $14,008,264)		16,731,688
Liabilities in Excess of Other Assets — (4.9)%		(787,552)

Net Assets — 100.0%		$15,944,136

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	110,667	—		(386	)(b)	110,281	$ 110,281	$ 149		$ —	$ —
iShares 20+ Year Treasury Bond ETF	7,021	990		(2,110)		5,901	724,230	5,539		2,983	(10,702)
iShares Edge MSCI Min Vol EAFE ETF	38,208	2,392		(11,900)		28,700	2,161,971	15,481		101,923	14,741
iShares Edge MSCI Min Vol USA ETF	55,122	3,851		(18,000)		40,973	2,237,945	14,072		100,853	55,898
iShares Edge MSCI Multifactor Intl ETF	144,925	4,284		(41,300)		107,909	3,284,750	76,367		243,961	(10,293)
iShares Edge MSCI Multifactor USA ETF	178,171	5,100		(52,400)		130,871	4,327,904	28,026		276,588	82,105
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,000	—		(1,400)		7,600	308,104	1,392		8,178	6,409
iShares Edge U.S. Fixed Income Balanced Risk ETF	9,038	660		(1,700)		7,998	794,281	4,256		(1,491)	(11,679)
iShares Global REIT ETF	85,600	5,930		(24,500)		67,030	1,722,001	22,206		23,646	17,451
iShares TIPS Bond ETF	4,207	780		(1,610)		3,377	381,972	3,703		(5)	(2,128)
SL Liquidity Series, LLC, Money Market Series	—	678,249	(c)	—		678,249	678,249	553	(d)	(142)	1

							$16,731,688	$171,744		$756,494	$141,803

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta 2035 Fund

Portfolio Abbreviation

ETF    Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$14,042,675	$—	$—	$14,042,675
Fixed Income Funds(a)	1,900,483	—	—	1,900,483
Short-Term Securities	110,281	—	—	110,281

Subtotal	$16,053,439	$—	$—	$16,053,439

Investments Valued at NAV(b)				678,249

Total Investments				$16,731,688

(a)	See above Schedule of Investments for values in each security type.
(b)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 103.7%

Equity Funds — 95.3%
iShares Edge MSCI Min Vol EAFE ETF	19,154	$1,442,871
iShares Edge MSCI Min Vol USA ETF	36,764	2,008,050
iShares Edge MSCI Multifactor Intl ETF	108,300	3,296,652
iShares Edge MSCI Multifactor USA ETF	208,256	6,887,026
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,870	197,430
iShares Global REIT ETF	86,709	2,227,554

		16,059,583

Fixed Income Funds — 4.8%
iShares 20+ Year Treasury Bond ETF(a)	4,435	544,307
iShares Edge U.S. Fixed Income Balanced Risk ETF	400	39,724
iShares TIPS Bond ETF	1,993	225,428

		809,459

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(b)	100,231	100,231
SL Liquidity Series LLC, Money Market Series, 1.59%(b)(c)	508,998	508,998

		609,229

Total Affiliated Investment Companies — 103.7% (Cost: $14,490,642)		17,478,271
Liabilities in Excess of Other Assets — (3.7)%		(631,492)

Net Assets — 100.0%		$16,846,779

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	92,080	8,151	(b)	—	100,231	$100,231	$263		$ —	$ —
iShares 20+ Year Treasury Bond ETF	3,735	970		(270)	4,435	544,307	2,926		(325)	(8,011)
iShares Edge MSCI Min Vol EAFE ETF	19,004	2,450		(2,300)	19,154	1,442,871	7,583		912	66,818
iShares Edge MSCI Min Vol USA ETF	35,844	4,320		(3,400)	36,764	2,008,050	8,975		600	117,637
iShares Edge MSCI Multifactor Intl ETF	107,560	6,040		(5,300)	108,300	3,296,652	56,993		4,356	206,972
iShares Edge MSCI Multifactor USA ETF	209,406	11,150		(12,300)	208,256	6,887,026	32,999		12,803	467,575
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,870	—		—	4,870	197,430	753		—	8,376
iShares Edge U.S. Fixed Income Balanced Risk ETF	500	—		(100)	400	39,724	209		(57)	(592)
iShares Global REIT ETF	82,369	8,240		(3,900)	86,709	2,227,554	21,086		682	31,839
iShares TIPS Bond ETF	1,573	470		(50)	1,993	225,428	1,375		(18)	(1,442)
SL Liquidity Series, LLC, Money Market Series	—	508,998	(b)	—	508,998	508,998	307	(c)	(69)	—

						$17,478,271	$133,469		$18,884	$889,172

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF        Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$16,059,583	$—	$—	$16,059,583
Fixed Income Funds(a)	809,459	—	—	809,459
Short-Term Securities	100,231	—	—	100,231

Subtotal	$16,969,273	$—	$—	$16,969,273

Investments Valued at NAV(b)				508,998

Total Investments				$17,478,271

(a)	See above Schedule of Investments for values in each security type.
(b)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 101.4%

Equity Funds — 98.3%
iShares Edge MSCI Min Vol EAFE ETF	6,977	$525,577
iShares Edge MSCI Min Vol USA ETF	7,278	397,524
iShares Edge MSCI Multifactor Intl ETF	97,251	2,960,321
iShares Edge MSCI Multifactor USA ETF	156,939	5,189,973
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,050	123,647
iShares Global REIT ETF	66,763	1,715,141

		10,912,183

Fixed Income Funds — 1.8%
iShares 20+ Year Treasury Bond ETF(a)	1,042	127,885
iShares Edge U.S. Fixed Income Balanced Risk ETF	350	34,759
iShares TIPS Bond ETF	330	37,326

		199,970

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(b)	13,931	13,931
SL Liquidity Series LLC, Money Market Series, 1.59%(b)(c)	128,875	128,875

		142,806

Total Affiliated Investment Companies — 101.4% (Cost: $9,163,227)		11,254,959
Liabilities in Excess of Other Assets — (1.4)%		(155,510)

Net Assets — 100.0%		$11,099,449

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.

(d)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	107,212	—		(93,281	)(b)	13,931	$ 13,931	$ 134		$ —	$ —
iShares 20+ Year Treasury Bond ETF	1,142	230		(330)		1,042	127,885	890		(94)	(1,735)
iShares Edge MSCI Min Vol EAFE ETF	8,677	1,100		(2,800)		6,977	525,577	3,378		15,937	10,150
iShares Edge MSCI Min Vol USA ETF	9,578	1,300		(3,600)		7,278	397,524	2,382		13,723	13,100
iShares Edge MSCI Multifactor Intl ETF	125,551	6,600		(34,900)		97,251	2,960,321	66,570		168,224	30,926
iShares Edge MSCI Multifactor USA ETF	205,439	10,100		(58,600)		156,939	5,189,973	32,043		273,639	134,127
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,450	—		(400)		3,050	123,647	533		2,235	3,342
iShares Edge U.S. Fixed Income Balanced Risk ETF	350	—		—		350	34,759	164		—	(524)
iShares Global REIT ETF	81,943	7,020		(22,200)		66,763	1,715,141	21,004		18,406	21,461
iShares TIPS Bond ETF	380	80		(130)		330	37,326	332		(11)	(228)
SL Liquidity Series, LLC, Money Market Series	—	128,875	(c)	—		128,875	128,875	86	(d)	(19)	—

							$11,254,959	$127,516		$492,040	$210,619

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta 2045 Fund

Portfolio Abbreviation

ETF         Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$10,912,183	$—	$—	$10,912,183
Fixed Income Funds(a)	199,970	—	—	199,970
Short-Term Securities	13,931	—	—	13,931

Subtotal	$11,126,084	$—	$—	$11,126,084

Investments Valued at NAV(b)				128,875

Total Investments				$11,254,959

(a)	See above Schedule of Investments for values in each security type.
(b)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.5%

Equity Funds — 99.1%
iShares Edge MSCI Min Vol EAFE ETF	3,098	$233,372
iShares Edge MSCI Min Vol USA ETF	1,258	68,712
iShares Edge MSCI Multifactor Intl ETF	118,792	3,616,029
iShares Edge MSCI Multifactor USA ETF	194,545	6,433,603
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,750	152,025
iShares Global REIT ETF	80,502	2,068,096

		12,571,837

Fixed Income Funds — 1.0%
iShares 20+ Year Treasury Bond ETF	130	15,955
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,144	113,611

		129,566

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(a)	48,218	48,218

		48,218

Total Affiliated Investment Companies — 100.5% (Cost: $10,282,697)		12,749,621
Liabilities in Excess of Other Assets — (0.5)%		(69,613)

Net Assets — 100.0%		$12,680,008

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	81,526	—	(33,308	)(b)	48,218	$ 48,218	$ 125		$ —	$ —
iShares 20+ Year Treasury Bond ETF	150	20	(40)		130	15,955	122		(3)	(219)
iShares Edge MSCI Min Vol EAFE ETF	3,798	600	(1,300)		3,098	233,372	1,496		5,664	6,034
iShares Edge MSCI Min Vol USA ETF	1,958	600	(1,300)		1,258	68,712	507		3,404	1,928
iShares Edge MSCI Multifactor Intl ETF	143,342	8,650	(33,200)		118,792	3,616,029	77,284		126,978	116,222
iShares Edge MSCI Multifactor USA ETF	239,115	11,830	(56,400)		194,545	6,433,603	37,331		233,751	263,737
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,150	—	(400)		3,750	152,025	642		2,235	4,546
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,394	—	(250)		1,144	113,611	640		(132)	(1,799)
iShares Global REIT ETF	92,272	8,730	(20,500)		80,502	2,068,096	23,783		10,542	32,739
SL Liquidity Series, LLC, Money Market Series	142,126	—	(142,126	)(b)	—	—	50	(c)	236	—

						$12,749,621	$141,980		$382,675	$423,188

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation
ETF	Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$12,571,837	$—	$—	$12,571,837
Fixed Income Funds(a)	129,566	—	—	129,566
Short-Term Securities	48,218	—	—	48,218

	$12,749,621	$—	$—	$12,749,621

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 100.2%

Equity Funds — 98.8%
iShares Edge MSCI Min Vol EAFE ETF	1,007	$75,857
iShares Edge MSCI Min Vol USA ETF	415	22,667
iShares Edge MSCI Multifactor Intl ETF	38,418	1,169,444
iShares Edge MSCI Multifactor USA ETF	63,160	2,088,701
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,150	46,621
iShares Global REIT ETF	26,147	671,717

		4,075,007

Fixed Income Funds — 1.1%
iShares 20+ Year Treasury Bond ETF(a)	60	7,364
iShares Edge U.S. Fixed Income Balanced Risk ETF	396	39,327

		46,691

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(b)	2,664	2,664
SL Liquidity Series LLC, Money Market Series, 1.59%(b)(c)	7,375	7,375

		10,039

Total Affiliated Investment Companies — 100.2% (Cost: $3,330,829)		4,131,737
Liabilities in Excess of Other Assets — (0.2)%		(6,788)

Net Assets — 100.0%		$4,124,949

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	40,223	—	(37,559	)(b)	2,664	$ 2,664	$ 45		$ —	$ —
iShares 20+ Year Treasury Bond ETF	60	—	—		60	7,364	47		—	(105)
iShares Edge MSCI Min Vol EAFE ETF	1,307	100	(400)		1,007	75,857	515		3,107	657
iShares Edge MSCI Min Vol USA ETF	607	208	(400)		415	22,667	176		612	1,047
iShares Edge MSCI Multifactor Intl ETF	49,868	3,150	(14,600)		38,418	1,169,444	27,052		63,339	19,814
iShares Edge MSCI Multifactor USA ETF	83,201	4,759	(24,800)		63,160	2,088,701	13,122		100,609	69,698
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,450	—	(300)		1,150	46,621	224		1,793	550
iShares Edge U.S. Fixed Income Balanced Risk ETF	496	50	(150)		396	39,327	232		(36)	(656)
iShares Global REIT ETF	32,147	2,800	(8,800)		26,147	671,717	8,226		4,324	10,775
SL Liquidity Series, LLC, Money Market Series	40,269	—	(32,894	)(b)	7,375	7,375	253	(c)	(21)	1

						$4,131,737	$49,892		$173,727	$101,781

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$4,075,007	$—	$—	$4,075,007
Fixed Income Funds(a)	46,691	—	—	46,691
Short-Term Securities	2,664	—	—	2,664

Subtotal	$4,124,362	$—	$—	$4,124,362

Investments Valued at NAV(b)				7,375

Total Investments				$4,131,737

(a)	See above Schedule of Investments for values in each security type.
(b)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 109.9%

Equity Funds — 108.2%
iShares Edge MSCI Min Vol EAFE ETF	320	$24,106
iShares Edge MSCI Min Vol USA ETF	155	8,466
iShares Edge MSCI Multifactor Intl ETF	11,475	349,299
iShares Edge MSCI Multifactor USA ETF	18,932	626,081
iShares Edge MSCI Multifactor USA Small-Cap ETF	280	11,351
iShares Global REIT ETF	7,860	201,923

		1,221,226

Fixed Income Funds — 1.1%
iShares 20+ Year Treasury Bond ETF	17	2,087
iShares Edge U.S. Fixed Income Balanced Risk ETF	107	10,626

		12,713

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(a)	7,152	7,152

		7,152

Total Affiliated Investment Companies — 109.9% (Cost: $1,115,306)		1,241,091
Liabilities in Excess of Other Assets — (9.9)%		(111,781)

Net Assets — 100.0%		$1,129,310

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	50,164	—	(43,012	)(b)	7,152	$7,152	$15	$ —	$ —
iShares 20+ Year Treasury Bond ETF	12	25	(20)		17	2,087	12	(27)	(40)
iShares Edge MSCI Min Vol EAFE ETF	260	60	—		320	24,106	102	—	1,099
iShares Edge MSCI Min Vol USA ETF	185	40	(70)		155	8,466	46	218	262
iShares Edge MSCI Multifactor Intl ETF	11,295	830	(650)		11,475	349,299	5,982	114	21,212
iShares Edge MSCI Multifactor USA ETF	18,860	1,100	(1,028)		18,932	626,081	2,911	583	41,248
iShares Edge MSCI Multifactor USA Small-Cap ETF	280	—	—		280	11,351	43	—	481
iShares Edge U.S. Fixed Income Balanced Risk ETF	112	20	(25)		107	10,626	57	(22)	(146)
iShares Global REIT ETF	7,310	730	(180)		7,860	201,923	1,849	151	2,708

						$1,241,091	$11,017	$1,017	$66,824

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock LifePath® Smart Beta 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$1,221,226	$—	$—	$1,221,226
Fixed Income Funds(a)	12,713	—	—	12,713
Short-Term Securities	7,152	—	—	7,152

	$1,241,091	$—	$—	$1,241,091

(a) See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 21, 2018